Stockholders' Equity (Deficit) (Details 2) (Restricted Stock [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested beginning of period	0	48,582
Granted	392,432	1,354,412
Vested	(392,432)	(1,402,994)
Forfeited	0	0
Nonvested end of period	0	0